Entity Level Disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 467	$ 549	$ 624
Miniature camera and related equipment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	306	449	558
MUSE and related equipment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 161	$ 100	$ 66